Significant Accounting Policies - Additional Information (Detail)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 16, 2022 USD ($)	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) Segment shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Accounting Policies [Line Items]
Temporary equity shares outstanding | shares				114,795,034		114,795,034	114,795,034	114,795,034
Unrecognized tax benefits						$ 40,000	$ 40,000	$ 35,000	$ 530,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares				59,416,899	144,964,182		146,452,578	136,650,400	104,982,158
Gross proceeds from issue from redeemable convertible preferred stock							$ 478,300,000
Retained Earnings (Accumulated Deficit)				$ 572,837,000		490,143,000	490,143,000	$ 354,247,000
Cash and cash equivalents				132,393,000		78,376,000	78,376,000	176,523,000
Net Income (Loss) Attributable to Parent				(82,694,000)	$ (66,411,000)		(135,896,000)	(72,260,000)	$ (161,470,000)
Net Cash Provided by (Used in) Operating Activities				(66,138,000)	(61,799,000)		$ (127,089,000)	(83,656,000)	(124,805,000)
Number of Operating Segments | Segment							1
Contractual liabilities				12,575,000		11,267,000	$ 11,267,000	11,119,000
Costs Of Fulfillment							95,500,000	96,900,000	91,500,000
Shipping And Handling Expenses							56,100,000	57,300,000	48,700,000
Fulfillment Labour Charges							24,500,000	24,900,000	$ 29,900,000
Contract with Customer, Liability, Revenue Recognized				9,100,000
Other current liabilities revenue recognized				200,000
Contract with customer, refund liability, current				100,000		100,000	100,000
Fulfillment Labour Costs				44,700,000	48,800,000
Reverse recapitalization, proceeds received, net of transaction costs	$ 23,800,000			(80,000)
Fulfillment Labor
Accounting Policies [Line Items]
Fulfillment Labour Costs				11,100,000	12,100,000
Shipping and Handling
Accounting Policies [Line Items]
Fulfillment Labour Costs				27,100,000	$ 28,900,000
Deferred Revenue [Member]
Accounting Policies [Line Items]
Contractual liabilities				12,600,000		11,300,000	11,300,000	11,100,000
Other Current Liabilities [Member]
Accounting Policies [Line Items]
Contractual liabilities				300,000		300,000	300,000	500,000
Liability for customer referral credits current				$ 100,000		100,000	$ 100,000	$ 100,000
Purchases Benchmark [Member] | Supplier Concentration Risk [Member] | Five Suppliers [Member]
Accounting Policies [Line Items]
Concentration risk, percentage				50.00%	50.00%
Minimum | Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life							3 years	3 years	3 years
Minimum | Purchases Benchmark [Member] | Supplier Concentration Risk [Member] | Five Suppliers [Member]
Accounting Policies [Line Items]
Concentration risk, percentage							50.00%	50.00%	50.00%
Minimum | No Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk, percentage							10.00%	10.00%	10.00%
Maximum [Member] | Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life							4 years	4 years	4 years
Virgin Group Acquisition Corp. II [Member]
Accounting Policies [Line Items]
Cash		$ 0				0	$ 0
Total transaction costs incurred in connection with initial public offering		19,845,525				19,845,525
Offering costs allocated to derivative warrant liabilities		0	$ 497,634			570,496
Unrecognized tax benefits		0				0	0
Unrecognized tax benefits income tax penalties and interest accrued		0				0	0
Retained Earnings (Accumulated Deficit)		53,093,506				29,541,309	29,541,309
Net Income (Loss) Attributable to Parent		(23,552,197)	(732,339)			2,698,369
Net Cash Provided by (Used in) Operating Activities		$ (427,410,000,000)	$ (5,000,000,000)			$ (1,922,242,000,000)
Virgin Group Acquisition Corp. II [Member] | Potential Ordinary Shares [Member]
Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares		14,750,000	13,000,000			14,750,000
Virgin Group Acquisition Corp. II [Member] | IPO
Accounting Policies [Line Items]
Total transaction costs incurred in connection with initial public offering		$ 22,733,025				$ 22,733,025
Adjustment to additional paid in capital stock issuance costs						22,162,529
Virgin Group Acquisition Corp. II [Member] | Public Warrants [Member] | IPO
Accounting Policies [Line Items]
Total transaction costs incurred in connection with initial public offering		22,162,529
Virgin Group Acquisition Corp. II [Member] | Private Warrants [Member] | IPO
Accounting Policies [Line Items]
Total transaction costs incurred in connection with initial public offering		570,496
Virgin Group Acquisition Corp. II [Member] | Minimum
Accounting Policies [Line Items]
Cash insured with federal depository insurance corporation		$ 250,000				$ 250,000	$ 250,000
Virgin Group Acquisition Corp. II [Member] | Class A Common Stock Subject To Possible Redemption
Accounting Policies [Line Items]
Temporary equity shares outstanding | shares		40,250,000				40,250,000	40,250,000